SUPPLEMENT CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Supplement cash flow information
	June 30, 2021	June 30, 2020
Net change in non-cash working capital items:
Inventory	$(405)	$1,802
Prepaid expenses and other assets	(199)	144
Taxes recoverable	1,676	(743)
Taxes payable	(7)	(46)
Accounts payable and accrued liabilities	194	(1,545)
Amounts receivable	2	317
Other liabilities	-	(178)
Amounts due to related parties	25	(25)
	$1,284	$(274)

	June 30, 2021	June 30, 2020
Interest paid	$60	$198
Taxes paid	$192	$292
Equipment acquired under finance leases and equipment loans	$-	$-